UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut         February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $129,952
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.           028-10546                  Addison Clark Capital, L.L.C.
2.           028-10545                  Addison Clark Fund, L.P.
3.           028-10547                  Addison Clark Offshore Fund, Ltd.
--           ---------                  ---------------------------------

                           FORM 13F INFORMATION TABLE

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   COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   SECURITY_TYP  ID_CUSIP    (X$1000)    PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE SHARED NONE
IDT CORP                         Class B        448947309    20,123    870,000   SH          Shared      1, 2, 3        870,000
BERKSHIRE HATHAWAY INC DEL       Class B        084670207    16,890      6,000   SH          Shared      1, 2, 3          6,000
ISTAR FINL INC                   Common Stock   45031U101     9,725    250,000   SH          Shared      1, 2, 3        250,000
PENN NATIONAL GAMING INC         Common Stock   707569109     9,468    409,500   SH          Shared      1, 2, 3        409,500
CIMAREX ENERGY CO                Common Stock   171798101     9,299    348,400   SH          Shared      1, 2, 3        348,400
AFC ENTERPRISES INC              Common Stock   00104Q107     8,453    433,500   SH          Shared      1, 2, 3        433,500
SUNCOR ENERGY INC                Common Stock   867229106     7,017    280,000   SH          Shared      1, 2, 3        280,000
CHESAPEAKE ENERGY CORP           Common Stock   165167107     6,111    450,000   SH          Shared      1, 2, 3        450,000
AMN HEALTHCARE SERVICES INC      Common Stock   001744101     5,897    343,677   SH          Shared      1, 2, 3        343,677
CHURCHILL DOWNS INC              Common Stock   171484108     4,983    137,000   SH          Shared      1, 2, 3        137,000
LINCARE HOLDINGS INC             Common Stock   532791100     4,512    150,000   SH          Shared      1, 2, 3        150,000
CROSS CTRY HEALTHCARE INC        Common Stock   227483104     3,949    263,600   SH          Shared      1, 2, 3        263,600
ARENA PHARMACEUTICALS INC        Common Stock   040047102     3,658    590,000   SH          Shared      1, 2, 3        590,000
KMART HOLDING CORPORATON         Common Stock   498780105     2,994    125,000   SH          Shared      1, 2, 3        125,000
ASCENTIAL SOFTWARE CORPORATION   Common Stock   04362P207     2,594     99,998   SH          Shared      1, 2, 3         99,998
ALLIED CAPITAL CORPORATION       Common Stock   01903Q108     2,506     89,900   SH          Shared      1, 2, 3         89,900
GLAMIS GOLD LTD                  Common Stock   376775102     2,397    140,000   SH          Shared      1, 2, 3        140,000
PINNACLE ENTMT INC               Common Stock   723456109     2,149    230,600   SH          Shared      1, 2, 3        230,600
PAN AMERICAN SILVER CORP         Common Stock   697900108     1,430    100,000   SH          Shared      1, 2, 3        100,000
3COM CORP                        Common Stock   885535104     1,430    175,000   SH          Shared      1, 2, 3        175,000
GOLDEN STAR RESOURCES LTD CDA    Common Stock   38119T104     1,150    165,000   SH          Shared      1, 2, 3        165,000
COSINE COMMUNICATIONS INC        Common Stock   221222607       940    127,376   SH          Shared      1, 2, 3        127,376
NOVASTAR FINANCIAL INC           Common Stock   669947400       859     20,000   SH          Shared      1, 2, 3         20,000
INTERWOVEN INC                   Common Stock   46114T508       646     49,998   SH          Shared      1, 2, 3         49,998
WESTERN SILVER CORP              Common Stock   959531104       486     92,000   SH          Shared      1, 2, 3         92,000
INTEGRATED ALARM SERVICES GRP    Common Stock   45890M109       213     25,000   SH          Shared      1, 2, 3         25,000
TURNSTONE SYSTEMS, INC           Common Stock   900423104        73    637,628   SH          Shared      1, 2, 3        637,628
                                                Total       129,951

03669.0001 #463132